Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Liabilities
19. OTHER NON-CURRENT LIABILITIES

	December 31, 2025	December 31, 2024
Deferred credit(1)	$21	$21
Deferred revenue(2)	13	13
Severance liabilities(3)	68	57
Other non-current liabilities	4	3
	$106	$94
(1)Represents the obligation to deliver future silver production of Navidad pursuant to a silver stream contract.
(2)Represents the obligation to deliver 100% of the future gold production from La Colorada and 5% of the future gold production from La Bolsa, which is in the exploration stage.
(3)Includes $59 million of Chilean severances (2024 - $50 million) required by local labour laws.